Offerings	Apr. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	DTE Energy Co. Common Stock
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder.
(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	DTE Energy Co. Debt Securities
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder.
(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	DTE Energy Co. Stock Purchase Contracts
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder.
(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	DTE Energy Co. Stock Purchase Units
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder.
(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	DTE Electric Co. Debt Securities
Offering Note
(1)	This registration statement also covers debt securities and common stock which may be issued in exchange for, or upon conversion of, as the case may be, the securities registered hereunder.
(2)
An indeterminate aggregate offering price or number of securities are being registered as from time to time may be offered at indeterminate prices. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of the entire registration fee subject to the conditions set forth in such rules.